Financial Risk Management and Fair Values of Financial Instruments - Additional Information (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [Line Items]
Realized and unrealized gain and loss arising from significant foreign exchange variation	$ (355,255)	$ (154,993)	$ 93,104
General increase or decrease of 100 basis points (1%) in interest rates [member]
Disclosure of detailed information about financial instruments [Line Items]
Estimated decrease or increase in the Group's profit and equity based on an increase or decrease in the interest rates	78,150	90,660	98,220
Equity price risk [member]
Disclosure of detailed information about financial instruments [Line Items]
Estimated decrease or increase in the Group's profit and equity based on an increase or decrease in the interest rates	$ 531	$ 0	$ 0
Adjustments to interest rate		1.00%